Share capital	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	14. Share capital
The Company has authorized the following classes of share capital:
▪Multiple Voting shares – voting rights at 10 votes per share, entitled to receive dividends on a share‑for‑share basis from time to time as approved by the board, and convertible on a share-for-share basis into subordinate voting share
▪Subordinate Voting shares – voting rights at 1 vote per share, entitled to receive dividends on a share‑for‑share basis from time to time as approved by the board, non-convertible into any other class of shares
▪Preferred shares – non-voting, entitled to preference over Subordinate Voting Shares, Multiple Voting Shares and any other shares with respect to payment of dividends and distribution of assets
Prior to the TSX listing, the Company had the following classes of share capital authorized:
a)Common shares
Class A common shares – Voting, right to receive dividends, participating, without par value. The Company was authorized to issue an unlimited number of Class A common shares. There were four series of Class A common shares, with specific features applying to each series discussed below:
i.Series A: voting rights at 1.0000001 votes per Class A common share, Series A, could be issued for consideration in cash or property. As per the shareholder agreement, there existed a put option on a portion of the issued and outstanding Class A common shares, Series A. This put option allowed the holder to require that the Company purchase all or a part of the common shares at any time for fair value, in exchange for cash.
ii.Series B: voting rights at 1 vote per Class A common share, Series B, could be issued for consideration paid in cash.
iii.Series C: voting rights at 1 vote per Class A common share, Series C, could be issued for consideration paid in cash, right to exchange the shares for Class A common shares, Series B at a rate of 1:1.
iv.Series D: voting rights at 1.0000002 vote per Class A common share, Series D, could be issued for consideration in cash or property.
Class B common shares – Non-voting, right to receive dividends, participating, without par value. The Company was authorized to issue an unlimited number of Class B common shares.
b)Preferred shares
Class A preferred shares – The Company was authorized to issue 1,000 Class A preferred shares. Non-voting, non-participating, right to exchange as per the provisions of the shareholder agreement for Class A common shares, Series A. As per the shareholder agreement, there existed a put option on all of the issued and outstanding Class A preferred shares in the Company in the event of a sale of the Company. This put option, then exercisable at the discretion of the holder, allowed the holders to receive compensation from other shareholders of the Company.
Class B preferred shares – The Company is authorized to issue 89,239,939 Class B preferred shares. Non voting, non-participating, right to exchange as per the provisions of the shareholder agreement for Class A common shares, Series A, B, C, or D, redeemable on demand at the right of the Company and mandatorily redeemable by the Company 10 years from its issuance. Redemption value equal to $1.00 per share plus an amount equal to 15% of the initial value on an annual basis.
c)Capital shares in subsidiary (Nuvei Holdings Corporation)
A subsidiary of the Company had issued preferred shares directly to shareholders of the Company as part of the shareholder agreement, which were authorized as follows:
Class A preferred shares – Non-voting, participating, redeemable on demand at the right of the subsidiary or the shareholder. Redemption value equal to $1.00 per share plus an amount equal to 10% of the initial value on an annual basis.
Class B preferred shares – Non-voting, participating, right to exchange as per the provisions of the shareholder agreement for Class B common shares in the subsidiary, redeemable on demand at the right of the subsidiary or the shareholder. Redemption value equal to $1.00 per share plus an amount equal to 10% of the initial value on an annual basis.
Class C preferred shares – Non-voting, participating, no right to receive dividends. No shares have been issued.
Class D preferred shares – Non-voting, non-participating, redeemable on demand at the option of the Company and mandatorily redeemable by the Company at the earliest of the occurrence of certain types of events or 10 years from its issuance. Redemption value equal to $1.00 per share.
The Company has issued the following share capital
2021
The Company issued 1,233,084 Subordinate Voting Shares for a cash consideration of $8,994 during the year ended December 31, 2021 following the exercise of stock options. The Company also issued 138,522 Subordinate Voting Shares as a partial consideration for the Mazooma acquisition (note 4(a)) for a fair value of $11,387. On October 8, 2021, The company issued 3,450,000 Subordinate Voting Shares as part of its US Nasdaq listing. The Company also recognized $16,611 of related share issuance costs.
There were 16,183,189 Multiple Voting Shares converted to Subordinate Voting Shares during the year ended December 31, 2021 as a result of two bought deal secondary offerings.
There were 76,064,619 Multiple Voting Shares and 66,929,432 Subordinate Voting Shares outstanding as at December 31, 2021.
2020
On November 2, 2020, the Company issued 6,711,923 Subordinate Voting Shares for the acquisition of Smart2Pay (note 4(a)) for a fair value of $254,738.
The TSX listing consisted of an offering of 29,171,050 Subordinate Voting Shares issued from treasury, payable on closing of the Offering for aggregate net proceeds to the Company totalling $715,481 after deduction of $42,966 of issuance fees payable by the Company.
Immediately prior to the completion of the Offering, the Company completed the following transactions (the “Reorganization”):
a)The share capital of the Company was modified to consist of an unlimited number of Multiple Voting Shares, Subordinate Voting Shares and Class A preferred shares, issuable in series, and 1,000 Class B preferred shares;
b)An amount of $30,180 in principal amount and accrued interest on the unsecured convertible debentures was converted into Class A common shares of the Company;
c)The outstanding Class A common shares (all series) and Class B common shares of the Company were converted into Subordinate Voting Shares on a 2.8-for-1 basis;
d)The outstanding Class B preferred shares of NHC were converted into Subordinate Voting Shares on a 2.8‑for-1 basis;
e)The outstanding Class A common shares, Class B common shares, Class A preferred shares and Class D preferred shares of NHC held by the Company were cancelled without consideration;
f)The outstanding Class A preferred shares of the Company were converted into Class B preferred shares on a 1-for-1 basis. Certain shareholders then purchased all the Class B preferred shares. Subsequently, the Company redeemed the shares. The share capital of the Company was then amended pursuant to articles of amendment under the CBCA to remove the Class B preferred shares from the Company’s authorized share capital and redesignate the Class A preferred shares as the “preferred shares”; and
g)The Subordinate Voting Shares held by certain shareholders were exchanged for an equal number of Multiple Voting Shares pursuant to share exchange agreements entered into between the Company and certain shareholders.
Classification as equity and liabilities
The outstanding share capital of the Company, its subsidiary and related put options were classified as equity or liabilities as follows and changes to the Company’s share capital were as follows:
Classified as liabilities

		2021		2020
	Quantity	Value	Quantity	Value
	Unit	$	Unit	$
Company’s share capital
Class A common shares, Series A
Balance – Beginning of year	—	—	14,175,549	58,262
Conversion into Subordinate Voting Shares	—	—	(14,175,549)	(131,691)
Changes in the redemption amount accounted as financing costs	—	—	—	73,429
Balance – End of year	—	—	—	—

Class B preferred shares
Balance – Beginning of year	—	—	32,000,000	39,967
Conversion into Subordinate Voting Shares	—	—	(32,000,000)	(42,976)
Changes in the redemption amount accounted as financing costs	—	—	—	3,009
Balance – End of year	—	—	—	—
Classified as equity

		2021		2020
	Quantity	Value	Quantity	Value
	Unit	$	Unit	$
Company’s share capital
Class A common shares, Series A
Balance – Beginning of year	—	—	68,032,894	103,271
Conversion into Subordinate Voting Shares	—	—	(68,032,894)	(103,271)
Balance, end of year	—	—	—	—

Class A common shares, Series B
Balance – Beginning of year	—	—	66,739,698	86,145
Conversion into Subordinate Voting Shares	—	—	(66,739,698)	(86,145)
Balance – End of year	—	—	—	—

Class A common shares, Series C
Balance – Beginning of year	—	—	56,259,910	72,618
Issuance of shares – Unsecured convertible debenture conversion	—	—	3,250,206	30,180
Conversion into Subordinate Voting Shares	—	—	(59,510,116)	(102,798)
Balance – End of year	—	—	—	—

Class A common shares, Series D
Balance – Beginning of year	—	—	44,403,491	182,498
Conversion into Subordinate Voting Shares	—	—	(44,403,491)	(182,498)
Balance – End of year	—	—	—	—

Class B common shares
Balance – Beginning of year	—	—	1,457,360	5,990
Issuance of shares	—	—	89,286	193
Conversion into Subordinate Voting Shares	—	—	(1,546,646)	(6,183)
Balance – End of year	—	—	—	—

Class A preferred shares
Balance – Beginning of year	—	—	1,000	1
Conversion into Class B preferred shares	—	—	(1,000)	(1)
Balance – End of year	—	—	—	—

Class B preferred shares
Balance – Beginning of year	—	—	—	—
Issuance of shares – Class A preferred shares conversion	—	—	1,000	1
Redemption of shares	—	—	(1,000)	(1)
Balance – End of year	—	—	—	—

		2021		2020
	Quantity	Value	Quantity	Value
	Unit	$	Unit	$
Subordinate Voting Shares
Balance – Beginning of year	45,924,637	1,139,723	—	—
Issuance of shares
Conversion of Class A common shares, series A, B, C, and D	—	—	90,307,767	606,403
Conversion of Class B common and preferred shares and convertible debentures	—	—	11,980,945	49,159
Conversion of multiple voting shares	16,183,189	85,271	—	—
Exercise of stock options	1,233,084	11,711	760	4
Issuance under public listings	3,450,000	424,833	29,171,050	758,447
Issuance for acquisitions	138,522	11,387	6,711,923	254,738
Conversion into multiple voting shares	—	—	(92,247,808)	(486,062)
Issuance fees	—	(16,611)	—	(42,966)
Balance – End of year	66,929,432	1,656,314	45,924,637	1,139,723

Multiple voting shares
Balance – Beginning of year	92,247,808	486,062	—	—
Issuance of shares	—	—	92,247,808	486,062
Conversion into Subordinate Voting Shares	(16,183,189)	(85,271)	—	—
Balance – End of year	76,064,619	400,791	92,247,808	486,062

Total	142,994,051	2,057,105	138,172,445	1,625,785